Segment Information - Schedule of Statement of Operations (Details) - CODM [Member] - USD ($)	3 Months Ended	7 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
OPERATING EXPENSES
General and administrative	$ 57,798	$ 65,554
Loss from operations	(57,798)	(65,554)
Net loss	$ (57,798)	$ (65,554)